UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
December 31, 2005

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Science and Technology Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
8	Waddell & Reed Advisors Accumulative Fund
21	Waddell & Reed Advisors Core Investment Fund
36	Waddell & Reed Advisors Science and Technology Fund
48	Notes to Financial Statements
57	Report of Independent Registered Public Accounting Firm
58	Renewal of Investment Management Agreement
61	Proxy Voting Information
61	Quarterly Portfolio Schedule Information
62	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds, Inc. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds, Inc. prospectus and current Fund performance information.

President's Letter
      December 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended December 31, 2005. Over the period, the financial markets remained fairly resilient in the face of challenges from a variety of directions. The S&P 500 Index increased 5.77 percent during the six-month period, while the Dow Jones Industrial Average rose 5.58 percent. Bonds struggled somewhat as interest rates continued to rise, with the Citigroup Broad Investment Grade Index declining 0.04 percent over the last six months.

Between July and December, the financial markets contended with increasing energy prices, steadily rising interest rates and, most dramatically, the fallout from two major hurricanes that tragically struck this country's Gulf Coast. Despite these headwinds, the financial markets and the U.S. economy did relatively well. Corporate profits overall have generally been strong, and global economies remain fundamentally sound. Growth in U.S. gross domestic product (GDP) was 4.1 percent in 2005's calendar third quarter, and estimates for the fourth quarter are for near 3 percent growth.

Economic growth likely will slow somewhat in the U.S. in 2006, due to higher interest rates and higher energy prices. The Federal Reserve, in continuing its campaign of gradually raising short-term interest rates to fight inflation risks, enacted a quarter-point increase in December, its 13th increase since tightening began in 2004, bringing the Federal Funds rate to 4.25 percent. Although future Fed policy remains uncertain, indications are that the rate-raising campaign is likely to end in 2006. As it becomes clear that the economy is operating at a sustainable, non-inflationary rate, the Fed likely will cease pushing up interest rates.

The other major potential drag on the economy is the rapid rise of oil prices. Crude oil had been rising gradually over the summer, but spiked dramatically following the late-August hurricanes. By the end of December, the price surpassed $61 per barrel. The world is facing constraints in supply such as we have never seen before. While many are forecasting that prices may ease somewhat in 2006, we believe that longer term, higher energy prices are here to stay. As investors, we must remain aware of that reality, its impact on the world economies, and any opportunities that it may create.

While the world and the financial markets continually face challenges brought on by economic or geopolitical events - and although past performance is no guarantee of future results - stocks have historically continued to rise over time. That is why we believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. Through appropriate diversification among four or five or so different asset classes, you can potentially provide more balance to your investment portfolio over time.

Your financial advisor can help you with these strategies and help you to develop and maintain a customized plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, is important as you work toward a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Waddell & Reed Advisors Funds, Inc. and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2005.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Accumulative Fund Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,078.70	1.15%	$6.03
Class B	1,000	1,073.00	2.23	11.65
Class C	1,000	1,072.60	2.18	11.38
Class Y	1,000	1,080.10	0.89	4.66
Based on 5% Return(2)
Class A	$1,000	$1,019.41	1.15%	$5.86
Class B	1,000	1,013.97	2.23	11.32
Class C	1,000	1,014.23	2.18	11.06
Class Y	1,000	1,020.73	0.89	4.53

Core Investment Fund Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,065.30	1.11%	$5.78
Class B	1,000	1,059.90	2.21	11.49
Class C	1,000	1,059.70	2.18	11.34
Class Y	1,000	1,066.90	0.82	4.27
Based on 5% Return(2)
Class A	$1,000	$1,019.61	1.11%	$5.65
Class B	1,000	1,014.05	2.21	11.24
Class C	1,000	1,014.20	2.18	11.09
Class Y	1,000	1,021.08	0.82	4.17

Science and Technology Fund Expenses
For the Six Months Ended December 31, 2005	Beginning Account Value 6-30-05	Ending Account Value 12-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,128.60	1.36%	$7.31
Class B	1,000	1,121.70	2.51	13.44
Class C	1,000	1,121.30	2.50	13.37
Class Y	1,000	1,129.50	1.04	5.60
Based on 5% Return(2)
Class A	$1,000	$1,018.34	1.36%	$6.93
Class B	1,000	1,012.54	2.51	12.75
Class C	1,000	1,012.60	2.50	12.69
Class Y	1,000	1,019.95	1.04	5.31

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF ACCUMULATIVE FUND

Portfolio Highlights

On December 31, 2005, Waddell & Reed Advisors Accumulative Fund had net assets totaling $2,031,659,862 invested in a diversified portfolio of:

97.24%	Common Stocks and Warrants
2.76%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2005, your Fund owned:

Energy Stocks	$23.16
Health Care Stocks	$21.21
Technology Stocks	$12.20
Financial Services Stocks	$8.92
Retail Stocks	$6.52
Multi-Industry Stocks	$6.19
Consumer Nondurables Stocks	$5.58
Transportation Stocks	$4.61
Miscellaneous Stocks	$3.46
Raw Materials Stocks	$3.01
Cash and Cash Equivalents	$2.76
Consumer Services Stocks	$2.38

The Investments of Accumulative Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 2.87%
AirTran Holdings, Inc.	425,000	$6,812,750
Southwest Airlines Co.	2,000,000	32,860,000
UTi Worldwide Inc.	200,000	18,580,000
		58,252,750
Aircraft - 3.39%
Boeing Company (The)	350,000	24,584,000
Rockwell Collins, Inc.	350,000	16,264,500
United Technologies Corporation	500,000	27,955,000
		68,803,500
Aluminum - 0.87%
Alcoa Incorporated	600,000	17,742,000

Business Equipment and Services - 1.08%
Infosys Technologies Limited, ADR	140,000	11,320,400
Omnicom Group Inc. (A)	125,000	10,641,250
		21,961,650
Capital Equipment - 0.12%
Dresser-Rand Group Inc.*	103,000	2,490,540

Chemicals - Petroleum and Inorganic - 1.48%
du Pont (E.I.) de Nemours and Company	250,000	10,625,000
Monsanto Company	250,000	19,382,500
		30,007,500
Chemicals - Specialty - 0.66%
Scotts Miracle-Gro Company (The)	294,300	13,314,132

Coal - 0.36%
Foundation Coal Holdings, Inc.	195,000	7,410,000

Communications Equipment - 0.50%
Cisco Systems, Inc.*	400,000	6,834,000
Juniper Networks, Inc.*	150,000	3,339,750
		10,173,750
Computers - Main and Mini - 0.61%
International Business Machines Corporation	150,000	12,330,000

Computers - Micro - 2.62%
Apple Computer, Inc.*	430,000	30,843,900
Dell Inc.*	750,000	22,458,750
		53,302,650
Computers - Peripherals - 3.08%
Microsoft Corporation	2,050,000	53,535,750
SAP Aktiengesellschaft, ADR	200,000	9,014,000
		62,549,750
Cosmetics and Toiletries - 0.23%
Alberto-Culver Company	100,000	4,575,000

Electronic Components - 1.58%
Advanced Micro Devices, Inc.*	500,000	15,300,000
Intel Corporation	675,000	16,804,125
		32,104,125
Electronic Instruments - 0.42%
Novellus Systems, Inc.*	350,000	8,436,750

Finance Companies - 3.94%
Fannie Mae	450,000	21,964,500
Freddie Mac	300,000	19,605,000
SLM Corporation	700,000	38,563,000
		80,132,500
Food and Related - 1.00%
Campbell Soup Company	100,000	2,977,000
J.M. Smucker Company (The)	395,000	17,380,000
		20,357,000
Forest and Paper Products - 0.64%
International Paper Company	385,000	12,939,850

Health Care - Drugs - 8.19%
Amgen Inc.*	600,000	47,256,000
Endo Pharmaceuticals Holdings Inc.*	290,000	8,768,150
Gilead Sciences, Inc.*	900,000	47,308,500
MedImmune, Inc.*	400,000	13,994,000
Schering-Plough Corporation	700,000	14,595,000
Teva Pharmaceutical Industries Limited, ADR	800,000	34,440,000
		166,361,650
Health Care - General - 5.99%
Da Vita Inc.*	740,000	37,473,600
Renal Care Group, Inc.*	410,000	19,397,100
St. Jude Medical, Inc.*	550,000	27,610,000
Schein (Henry), Inc.*	545,000	23,764,725
Zimmer Holdings, Inc.*	200,000	13,488,000
		121,733,425
Hospital Supply and Management - 7.03%
Caremark Rx, Inc.*	450,000	23,305,500
Health Net, Inc.*	350,000	18,042,500
PSS World Medical, Inc.*	925,000	13,740,875
Triad Hospitals, Inc.*	450,000	17,653,500
UnitedHealth Group Incorporated	550,000	34,177,000
WellPoint, Inc.*	450,000	35,905,500
		142,824,875
Hotels and Gaming - 0.92%
Hilton Hotels Corporation	775,000	18,685,250

Household - General Products - 2.42%
Colgate-Palmolive Company	600,000	32,910,000
Procter & Gamble Company (The)	280,000	16,206,400
		49,116,400
Insurance - Property and Casualty - 2.53%
American International Group, Inc.	175,000	11,940,250
Hartford Financial Services Group Inc. (The)	200,000	17,178,000
St. Paul Companies, Inc. (The)	500,000	22,335,000
		51,453,250
Leisure Time Industry - 1.46%
Royal Caribbean Cruises Ltd.	325,000	14,644,500
Walt Disney Company (The)	625,000	14,981,250
		29,625,750
Metal Fabrication - 0.49%
Loews Corporation, Carolina Group	225,000	9,897,750

Multiple Industry - 6.19%
General Electric Company	2,100,000	73,605,000
Genworth Financial, Inc.	540,000	18,673,200
Huntsman Corporation*	100,000	1,722,000
Las Vegas Sands, Inc.*	290,000	11,446,300
NRG Energy, Inc.*	350,000	16,492,000
Primus Guaranty, Ltd.*	290,000	3,784,500
		125,723,000
Petroleum - Domestic - 1.81%
Equitable Resources, Inc.	1,000,000	36,690,000

Petroleum - International - 15.18%
Burlington Resources Inc.	1,000,000	86,200,000
ChevronTexaco Corporation	1,900,000	107,863,000
ConocoPhillips	1,000,000	58,180,000
Exxon Mobil Corporation	1,000,000	56,170,000
		308,413,000
Petroleum - Services - 5.81%
Patterson-UTI Energy, Inc.	1,500,000	49,327,500
Schlumberger Limited	450,000	43,717,500
Smith International, Inc.	300,000	11,133,000
Transocean Inc.*	200,000	13,938,000
		118,116,000
Railroad - 1.30%
CSX Corporation	425,000	21,577,250
Union Pacific Corporation	60,200	4,846,702
		26,423,952
Restaurants - 2.00%
Applebee's International, Inc.	200,000	4,518,000
McDonald's Corporation	300,000	10,116,000
P.F. Chang's China Bistro, Inc.*	100,000	4,963,500
YUM! Brands, Inc.	450,000	21,096,000
		40,693,500
Retail - Food Stores - 3.29%
CVS Corporation	1,150,000	30,383,000
Walgreen Co.	825,000	36,514,500
		66,897,500
Retail - General Merchandise - 1.23%
Target Corporation	200,000	10,994,000
Wal-Mart Stores, Inc.	300,000	14,040,000
		25,034,000
Security and Commodity Brokers - 2.45%
Legg Mason, Inc.	190,000	22,741,100
Marsh & McLennan Companies, Inc.	390,000	12,386,400
Prudential Financial, Inc.	200,000	14,638,000
		49,765,500
Tobacco - 1.93%
Altria Group, Inc.	525,000	39,228,000

Trucking and Shipping - 0.44%
United Parcel Service, Inc., Class B	120,000	9,018,000

Utilities - Electric - 0.65%
Exelon Corporation	250,000	13,285,000

Utilities - Telephone - 0.48%
AT&T Inc.	400,000	9,796,000

TOTAL COMMON STOCKS - 97.24%		$1,975,665,249

(Cost: $1,628,685,684)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.24%
Alcoa Incorporated,
4.18%, 1-3-06	$5,000	4,998,839

Containers - 0.15%
Bemis Company, Inc.,
4.21%, 1-3-06	3,000	2,999,298

Finance Companies - 0.15%
Preferred Receivables Funding Corp.,
4.26%, 1-12-06	3,000	2,996,095

Security and Commodity Brokers - 0.07%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	1,373	1,372,680

TOTAL SHORT-TERM SECURITIES - 0.61%		$12,366,912

(Cost: $12,366,912)

TOTAL INVESTMENT SECURITIES - 97.85%		$1,988,032,161

(Cost: $1,641,052,596)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.15%		43,627,701

NET ASSETS - 100.00%		$2,031,659,862

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Security serves as cover for the following written call option outstanding at December 31, 2005. (See Note 6 to financial statements):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Omnicom Group Inc.	1,250	January/90	$93,517	$15,625

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ACCUMULATIVE FUND
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $1,641,053) (Notes 1 and 3)	$1,988,032
Receivables:
Investment securities sold	53,590
Dividends and interest	1,563
Fund shares sold	1,214
Prepaid and other assets	65

Total assets	2,044,464

LIABILITIES
Payable to Fund shareholders	8,625
Payable for investment securities purchased	3,020
Accrued service fee (Note 2)	500
Accrued shareholder servicing (Note 2)	449
Accrued management fee (Note 2)	75
Accrued accounting services fee (Note 2)	22
Outstanding written options at value (premium received - $94) (Note 6)	16
Due to custodian	8
Accrued distribution fee (Note 2)	7
Other	82

Total liabilities	12,804

Total net assets	$2,031,660

NET ASSETS
$1.00 par value capital stock:
Capital stock	$300,693
Additional paid-in capital	1,934,801
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	168
Accumulated undistributed net realized loss on investment transactions	(551,059)
Net unrealized appreciation in value of securities	346,979
Net unrealized appreciation in value of written options	78

Net assets applicable to outstanding units of capital	$2,031,660

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.77
Class B	$6.47
Class C	$6.50
Class Y	$6.78
Capital shares outstanding:
Class A	287,550
Class B	9,637
Class C	2,653
Class Y	853
Capital shares authorized	675,000

See Notes to Financial Statements.

Statement of Operations
      ACCUMULATIVE FUND
      For the Six Months Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $19)	$12,423
Interest and amortization	801

Total income	13,224

Expenses (Note 2):
Investment management fee	6,873
Service fee:
Class A	2,362
Class B	79
Class C	22
Shareholder servicing:
Class A	1,787
Class B	157
Class C	38
Class Y	5
Distribution fee:
Class A	35
Class B	236
Class C	64
Legal fees	160
Accounting services fee	130
Custodian fees	40
Audit fees	16
Other	157

Total expenses	12,161

Net investment income	1,063

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	41,767
Realized net loss on written options	(274)
Realized net gain on purchased options	546

Realized net gain on investments	42,039

Unrealized appreciation in value of securities during the period	108,307
Unrealized appreciation in value of written options during the period	78

Unrealized appreciation in value of investments during the period	108,385

Net gain on investments	150,424

Net increase in net assets resulting from operations	$151,487

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ACCUMULATIVE FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,063	$11,422
Realized net gain (loss) on investments	42,039	(40,901)
Unrealized appreciation	108,385	200,400

Net increase in net assets resulting from operations	151,487	170,921

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(1,219)	(11,581)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(12)	(44)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(1,231)	(11,625)

Capital share transactions (Note 5)	(97,247)	(239,062)

Total increase (decrease)	53,009	(79,766)
NET ASSETS
Beginning of period	1,978,651	2,058,417

End of period	$2,031,660	$1,978,651

Undistributed net investment income	$168	$336

(1)See "Financial Highlights" on pages 17 - 20.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$6.28	$5.79	$5.19	$5.63	$7.60	$8.50	$9.14

Income (loss) from investment operations:
Net investment income	0.00	0.04	0.01	0.03	0.01	0.02	0.07
Net realized and unrealized gain (loss) on investments	0.49	0.49	0.60	(0.44)	(1.11)	(0.90)	1.70

Total from investment operations	0.49	0.53	0.61	(0.41)	(1.10)	(0.88)	1.77

Less distributions from:
Net investment income	(0.00	)*	(0.04)	(0.01)	(0.03)	(0.02)	(0.02)	(0.07)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.85)	(0.00)	(2.34)

Total distributions	(0.00	)*	(0.04)	(0.01)	(0.03)	(0.87)	(0.02)	(2.41)

Net asset value, end of period	$6.77	$6.28	$5.79	$5.19	$5.63	$7.60	$8.50

Total return(1)	7.87%	9.11%	11.78%	-7.29%	-15.34%	-10.35%	20.16%
Net assets, end of period (in millions)	$1,946	$1,895	$1,971	$1,836	$1,923	$2,277	$2,558
Ratio of expenses to average net assets	1.15	%(2)	1.16%	1.17%	1.18%	1.10%	1.04	%(2)	1.02%
Ratio of net investment income to average net assets	0.15	%(2)	0.62%	0.23%	0.54%	0.22%	0.58	%(2)	0.67%
Portfolio turnover rate	19%	68%	483%	412%	414%	185%	384%

*Not shown due to rounding
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the fiscal period ended		For the fiscal year ended
	12-31-05		2005	2004	2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.03		$5.59	$5.06	$5.52	$7.53	$8.44		$9.12

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.04)	(0.04)	(0.02)	(0.03)	(0.01)		0.00
Net realized and unrealized gain (loss) on investments	0.48		0.48	0.57	(0.44)	(1.13)	(0.90)		1.66

Total from investment operations	0.44		0.44	0.53	(0.46)	(1.16)	(0.91)		1.66

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.85)	(0.00)		(2.34)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.85)	(0.00)		(2.34)

Net asset value, end of period	$6.47		$6.03	$5.59	$5.06	$5.52	$7.53		$8.44

Total return	7.30%		7.87%	10.47%	-8.33%	-16.29%	-10.78%		18.92%
Net assets, end of period (in millions)	$63		$61	$63	$53	$46	$29		$19
Ratio of expenses to average net assets	2.23	%(1)	2.28%	2.30%	2.36%	2.21%	2.12	%(1)	2.02%
Ratio of net investment loss to average net assets	-0.93	%(1)	-0.50%	-0.90%	-0.64%	-0.90%	-0.54	%(1)	-0.23%
Portfolio turnover rate	19%		68%	483%	412%	414%	185%		384%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the fiscal period ended		For the fiscal year ended
	12-31-05		2005	2004	2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$6.06		$5.61	$5.07	$5.52	$7.52	$8.43		$9.12

Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.04)	(0.01)	(0.01)	(0.01)		0.00
Net realized and unrealized gain (loss) on investments	0.47		0.49	0.58	(0.44)	(1.14)	(0.90)		1.65

Total from investment operations	0.44		0.45	0.54	(0.45)	(1.15)	(0.91)		1.65

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.85)	(0.00)		(2.34)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.85)	(0.00)		(2.34)

Net asset value, end of period	$6.50		$6.06	$5.61	$5.07	$5.52	$7.52		$8.43

Total return	7.26%		8.02%	10.65%	-8.15%	-16.18%	-10.80%		18.81%
Net assets, end of period (in millions)	$17		$17	$18	$17	$16	$6		$4
Ratio of expenses to average net assets	2.18	%(1)	2.20%	2.16%	2.16%	2.07%	2.11	%(1)	2.10%
Ratio of net investment loss to average net assets	-0.88	%(1)	-0.40%	-0.76%	-0.43%	-0.77%	-0.54	%(1)	-0.31%
Portfolio turnover rate	19%		68%	483%	412%	414%	185%		384%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      ACCUMULATIVE FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$6.29	$5.79	$5.20	$5.63	$7.60	$8.49	$9.14

Income (loss) from investment operations:
Net investment income	0.01	0.06	0.03	0.04	0.03	0.03	0.08
Net realized and unrealized gain (loss) on investments	0.49	0.49	0.59	(0.43)	(1.12)	(0.89)	1.70

Total from investment operations	0.50	0.55	0.62	(0.39)	(1.09)	(0.86)	1.78

Less distributions from:
Net investment income	(0.01)	(0.05)	(0.03)	(0.04)	(0.03)	(0.03)	(0.09)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.85)	(0.00)	(2.34)

Total distributions	(0.01)	(0.05)	(0.03)	(0.04)	(0.88)	(0.03)	(2.43)

Net asset value, end of period	$6.78	$6.29	$5.79	$5.20	$5.63	$7.60	$8.49

Total return	8.01%	9.44%	11.90%	-6.82%	-15.16%	-10.26%	20.39%
Net assets, end of period (in millions)	$6	$6	$6	$6	$8	$7	$6
Ratio of expenses to average net assets	0.89	%(1)	0.88%	0.87%	0.89%	0.86%	0.83	%(1)	0.84%
Ratio of net investment income to average net assets	0.41	%(1)	0.88%	0.53%	0.84%	0.45%	0.75	%(1)	0.85%
Portfolio turnover rate	19%	68%	483%	412%	414%	185%	384%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE INVESTMENT FUND

Portfolio Highlights

On December 31, 2005, Waddell & Reed Advisors Core Investment Fund had net assets totaling $4,085,388,340 invested in a diversified portfolio of:

81.92%	Domestic Common Stocks
11.31%	Foreign Common Stocks
6.77%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2005, your Fund owned:

Energy Stocks	$22.99
Technology Stocks	$14.43
Health Care Stocks	$12.17
Multi-Industry Stocks	$8.26
Financial Services Stocks	$7.50
Cash and Cash Equivalents	$6.77
Capital Goods Stocks	$5.10
Consumer Nondurables Stocks	$4.68
Retail Stocks	$4.33
Utilities Stocks	$4.26
Consumer Services Stocks	$3.32
Miscellaneous Stocks	$3.17
Raw Materials Stocks	$3.02

The Investments of Core Investment Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 4.67%
Boeing Company (The)	1,223,100	$85,910,544
United Technologies Corporation	1,874,500	104,803,295
		190,713,839
Beverages - 1.25%
PepsiCo, Inc.	864,100	51,051,028

Capital Equipment - 3.81%
Caterpillar Inc.	1,237,200	71,473,044
Deere & Company	640,500	43,624,455
Illinois Tool Works Inc.	460,800	40,545,792
		155,643,291
Chemicals - Specialty - 3.02%
Air Products and Chemicals, Inc.	2,084,750	123,396,353

Computers - Peripherals - 5.17%
Adobe Systems Incorporated	1,285,800	47,503,881
Electronic Arts Inc.*	687,600	35,964,918
Microsoft Corporation	1,691,100	44,163,076
SAP Aktiengesellschaft, ADR	1,858,900	83,780,623
		211,412,498
Defense - 2.63%
General Dynamics Corporation	940,900	107,309,645

Electronic Components - 1.96%
Advanced Micro Devices, Inc.*	1,069,900	32,738,940
Maxim Integrated Products, Inc.	1,302,300	47,169,306
		79,908,246
Finance Companies - 2.23%
SLM Corporation	1,651,400	90,975,626

Food and Related - 2.55%
Campbell Soup Company	1,400,600	41,695,862
Kellogg Company	1,450,600	62,694,932
		104,390,794
Health Care - Drugs - 1.05%
Novartis AG, Registered Shares (A)	427,700	22,474,552
Roche Holdings AG, Genussschein (A)	136,200	20,449,952
		42,924,504
Health Care - General - 4.39%
Boston Scientific Corporation*	1,425,100	34,900,699
Johnson & Johnson	1,715,800	103,119,580
Zimmer Holdings, Inc.*	613,300	41,360,952
		179,381,231
Hospital Supply and Management - 6.73%
Aetna Inc.	463,140	43,678,733
Caremark Rx, Inc.*	355,100	18,390,629
Medtronic, Inc.	1,280,300	73,706,871
Stryker Corporation	890,700	39,573,801
UnitedHealth Group Incorporated	714,600	44,405,244
WellPoint, Inc.*	691,600	55,182,764
		274,938,042
Hotels and Gaming - 1.32%
Marriott International, Inc., Class A	484,100	32,420,177
Starwood Hotels & Resorts Worldwide, Inc.	339,500	21,680,470
		54,100,647
Household - General Products - 0.88%
Colgate-Palmolive Company	652,800	35,806,080

Insurance - Life - 0.72%
Aflac Incorporated	630,000	29,244,600

Insurance - Property and Casualty - 4.55%
ACE Limited	1,549,700	82,815,968
Berkshire Hathaway Inc., Class A*	1,163	103,065,060
		185,881,028
Leisure Time Industry - 2.00%
Carnival Corporation	1,526,600	81,627,302

Multiple Industry - 8.26%
General Electric Company	4,686,600	164,265,330
Genworth Financial, Inc.	3,106,500	107,422,770
Las Vegas Sands, Inc.*	1,668,250	65,845,828
		337,533,928
Non-Residential Construction - 1.29%
Fluor Corporation	683,350	52,795,621

Petroleum - Canada - 0.72%
Canadian Natural Resources Limited	315,000	15,630,300
Suncor Energy Inc.	220,900	13,945,417
		29,575,717
Petroleum - International - 7.31%
Apache Corporation	620,200	42,496,104
Burlington Resources Inc.	1,418,200	122,248,840
Exxon Mobil Corporation	2,384,240	133,922,761
		298,667,705
Petroleum - Services - 14.96%
Baker Hughes Incorporated	2,949,300	179,258,454
Nabors Industries Ltd.*	950,200	71,977,650
Schlumberger Limited	1,518,400	147,512,560
Smith International, Inc.	1,621,200	60,162,732
Transocean Inc.*	716,100	49,905,009
Weatherford International Ltd.*	2,822,800	102,185,360
		611,001,765
Railroad - 1.09%
Union Pacific Corporation	555,500	44,723,305

Retail - Food Stores - 1.46%
Walgreen Co.	1,344,750	59,518,635

Retail - General Merchandise - 1.95%
Kohl's Corporation*	1,229,100	59,734,260
Target Corporation	363,600	19,987,092
		79,721,352
Retail - Specialty Stores - 0.92%
Best Buy Co., Inc.	865,150	37,616,722

Timesharing and Software - 0.99%
Yahoo! Inc.*	1,029,600	40,313,988

Trucking and Shipping - 1.09%
United Parcel Service, Inc., Class B	591,700	44,466,255

Utilities - Electric - 1.06%
Dominion Resources, Inc.	562,750	43,444,300

Utilities - Telephone - 3.20%
AT&T Inc.	3,350,900	82,063,541
UBS AG (A)	512,000	48,743,351
		130,806,892

TOTAL COMMON STOCKS - 93.23%		$3,808,890,939

(Cost: $2,842,329,835)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificates of Deposit - 0.29%
Banks
Wells Fargo Bank, N.A.,
4.3%, 1-11-06	$12,000	12,000,000

Commercial Paper
Aircraft - 0.61%
United Technologies Corporation,
4.32%, 1-3-06	25,000	24,994,000

Banks - 0.12%
Bank of America Corporation,
4.27%, 1-25-06	5,000	4,985,767

Beverages - 0.39%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.):
4.17%, 1-3-06	740	739,829
4.28%, 1-19-06	15,000	14,967,900
		15,707,729
Capital Equipment - 0.24%
John Deere Capital Corporation,
4.34%, 1-9-06	10,000	9,990,356

Containers - 0.09%
Bemis Company, Inc.,
4.21%, 1-3-06	3,500	3,499,181

Finance Companies - 1.39%
Ciesco, LLC,
4.3%, 1-4-06	17,000	16,993,908
Preferred Receivables Funding Corp.:
4.26%, 1-12-06	5,000	4,993,492
4.31%, 1-18-06	3,500	3,492,877
Prudential Funding LLC,
4.28%, 1-11-06	15,000	14,982,167
River Fuel Company #1, Inc. (Bank of New York (The)),
4.33%, 1-10-06	897	896,029
River Fuel Company #2, Inc. (Bank of New York (The)),
4.33%, 1-23-06	15,493	15,452,004
		56,810,477
Food and Related - 0.60%
General Mills, Inc.,
4.36%, 1-24-06	10,000	9,972,144
McCormick & Co. Inc.,
4.125%, 1-3-06	4,374	4,372,998
Sara Lee Corporation,
4.35%, 1-12-06	10,000	9,986,708
		24,331,850
Health Care - Drugs - 0.24%
Pfizer Investment Capital p.l.c. (Pfizer Inc.),
4.25%, 1-9-06	10,000	9,990,556

Health Care - General - 0.08%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
4.39%, 1-5-06	3,335	3,335,000

Household - General Products - 0.06%
Fortune Brands Inc.,
4.3%, 1-3-06	2,431	2,430,419

Mining - 0.18%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.3%, 1-20-06	7,300	7,283,433

Multiple Industry - 0.62%
Detroit Edison Co.,
4.43%, 1-4-06	6,240	6,237,696
Michigan Consolidated Gas Co.:
4.42%, 1-5-06	5,000	4,997,544
4.43%, 1-9-06	14,000	13,986,218
		25,221,458
Publishing - 0.35%
Tribune Co.:
4.2%, 1-3-06	4,295	4,293,998
4.42%, 1-12-06	10,000	9,986,494
		14,280,492
Retail - General Merchandise - 0.16%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
4.35%, 1-3-06	6,465	6,465,000

Utilities - Gas and Pipeline - 0.36%
Questar Corporation:
4.25%, 1-3-06	5,000	4,998,819
4.41%, 1-10-06	9,500	9,489,526
		14,488,345
Utilities - Telephone - 0.44%
Verizon Network Funding Corporation:
4.27%, 1-4-06	15,000	14,994,663
4.34%, 1-10-06	3,147	3,143,586
		18,138,249

Total Commercial Paper - 5.93%		241,952,312

Municipal Obligations - Taxable
California - 0.46%
California Pollution Control Financing Authority, Environmental Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility) Taxable Series 1997A,
4.15%, 1-4-06	9,920	9,920,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.45%, 1-4-06	9,000	9,000,000
		18,920,000
Georgia - 0.20%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (Bayerische Landesbank, New York Branch),
4.29%, 1-5-06	8,000	8,000,000

Total Municipal Obligations - 0.66%		26,920,000

United States Government Agency Obligations - 0.27%
Overseas Private Investment Corporation:
4.35%, 1-4-06	6,000	6,000,000
4.35%, 1-4-06	5,000	5,000,000
		11,000,000

TOTAL SHORT-TERM SECURITIES - 7.15%		$291,872,312

(Cost: $291,872,312)

TOTAL INVESTMENT SECURITIES - 100.38%		$4,100,763,251

(Cost: $3,134,202,147)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.38%)		(15,374,911)

NET ASSETS - 100.00%		$4,085,388,340

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside of the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CORE INVESTMENT FUND
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $3,134,202) (Notes 1 and 3)	$4,100,763
Receivables:
Dividends and interest	5,030
Fund shares sold	2,154
Prepaid and other assets	80

Total assets	4,108,027

LIABILITIES
Payable to Fund shareholders	19,060
Payable for investment securities purchased	1,236
Accrued shareholder servicing (Note 2)	940
Accrued service fee (Note 2)	895
Accrued management fee (Note 2)	140
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	13
Due to custodian	11
Other	322

Total liabilities	22,639

Total net assets	$4,085,388

NET ASSETS
$1.00 par value capital stock:
Capital stock	$664,904
Additional paid-in capital	2,504,159
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	3
Accumulated undistributed net realized loss on investment transactions	(50,214)
Net unrealized appreciation in value of investments	966,536

Net assets applicable to outstanding units of capital	$4,085,388

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.15
Class B	$5.84
Class C	$5.86
Class Y	$6.15
Capital shares outstanding:
Class A	640,396
Class B	13,989
Class C	3,578
Class Y	6,941
Capital shares authorized	1,775,000

See Notes to Financial Statements.

Statement of Operations
      CORE INVESTMENT FUND
      For the Six Months Ended December 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $10)	$20,271
Interest and amortization	4,973

Total income	25,244

Expenses (Note 2):
Investment management fee	12,911
Service fee:
Class A	4,869
Class B	104
Class C	26
Shareholder servicing:
Class A	3,952
Class B	225
Class C	53
Class Y	43
Distribution fee:
Class A	72
Class B	311
Class C	78
Legal fees	328
Accounting services fee	130
Custodian fees	73
Audit fees	19
Other	314

Total expenses	23,508

Net investment income	1,736

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	300,486
Realized net gain on foreign currency transactions	27

Realized net gain on investments	300,513
Unrealized depreciation in value of investments during the period	(40,195)

Net gain on investments	260,318

Net increase in net assets resulting from operations	$262,054

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CORE INVESTMENT FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,736	$18,090
Realized net gain on investments	300,513	447,137
Unrealized depreciation	(40,195)	(27,252)

Net increase in net assets resulting from operations	262,054	437,975

Distributions to shareholders from (Note 1E): (1)
Net investment income:
Class A	(4,800)	(16,693)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(146)	(503)
Realized gains on investment transactions:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)

	(4,946)	(17,196)

Capital share transactions (Note 5)	(249,060)	(640,752)

Total increase (decrease)	8,048	(219,973)
NET ASSETS
Beginning of period	4,077,340	4,297,313

End of period	$4,085,388	$4,077,340

Undistributed net investment income	$3	$3,186

(1)See "Financial Highlights" on pages 32 - 35.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$5.78	$5.22	$4.69	$4.95	$6.27	$7.08	$8.13

Income (loss) from investment operations:
Net investment income	0.01	0.02	0.03	0.03	0.01	0.00	0.01
Net realized and unrealized gain (loss) on investments	0.37	0.56	0.53	(0.26)	(1.06)	(0.80)	0.77

Total from investment operations	0.38	0.58	0.56	(0.23)	(1.05)	(0.80)	0.78

Less distributions from:
Net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.01)	(0.01)	(0.01)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.26)	(0.00)	(1.82)

Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.27)	(0.01)	(1.83)

Net asset value, end of period	$6.15	$5.78	$5.22	$4.69	$4.95	$6.27	$7.08

Total return(1)	6.53%	11.18%	11.90%	-4.84%	-17.06%	-11.35%	9.65%
Net assets, end of period (in millions)	$3,940	$3,915	$4,079	$4,310	$5,348	$7,097	$8,219
Ratio of expenses to average net assets	1.11	%(2)	1.12%	1.13%	1.13%	1.04%	0.98	%(2)	0.94%
Ratio of net investment income to average net assets	0.11	%(2)	0.46%	0.53%	0.60%	0.20%	0.14	%(2)	0.12%
Portfolio turnover rate	30%	51%	49%	41%	27%	15%	48%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the fiscal period ended		For the fiscal year ended
	12-31-05		2005	2004	2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$5.51		$5.01	$4.54	$4.82	$6.16	$6.99		$8.13

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.05)	(0.04)	(0.03)	(0.03)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	0.37		0.55	0.51	(0.25)	(1.05)	(0.81)		0.72

Total from investment operations	0.33		0.50	0.47	(0.28)	(1.08)	(0.83)		0.68

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.26)	(0.00)		(1.82)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.26)	(0.00)		(1.82)

Net asset value, end of period	$5.84		$5.51	$5.01	$4.54	$4.82	$6.16		$6.99

Total return	5.99%		9.98%	10.35%	-5.81%	-18.05%	-11.87%		8.43%
Net assets, end of period (in millions)	$82		$81	$82	$82	$88	$86		$72
Ratio of expenses to average net assets	2.21	%(1)	2.26%	2.30%	2.35%	2.17%	2.07	%(1)	1.98%
Ratio of net investment loss to average net assets	-1.00	%(1)	-0.68%	-0.65%	-0.61%	-0.92%	-0.93	%(1)	-0.91%
Portfolio turnover rate	30%		51%	49%	41%	27%	15%		48%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended June 30,				For the fiscal period ended		For the fiscal year ended
	12-31-05		2005	2004	2003	2002	6-30-01		12-31-00

Net asset value, beginning of period	$5.53		$5.02	$4.55	$4.82	$6.16	$6.99		$8.13

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.06)	(0.06)	(0.02)	(0.01)	(0.02)		(0.03)
Net realized and unrealized gain (loss) on investments	0.36		0.57	0.53	(0.25)	(1.07)	(0.81)		0.71

Total from investment operations	0.33		0.51	0.47	(0.27)	(1.08)	(0.83)		0.68

Less distributions from:
Net investment income	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)		(0.00)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.26)	(0.00)		(1.82)

Total distributions	(0.00)		(0.00)	(0.00)	(0.00)	(0.26)	(0.00)		(1.82)

Net asset value, end of period	$5.86		$5.53	$5.02	$4.55	$4.82	$6.16		$6.99

Total return	5.97%		10.16%	10.33%	-5.60%	-18.05%	-11.87%		8.46%
Net assets, end of period (in millions)	$21		$20	$21	$24	$26	$19		$16
Ratio of expenses to average net assets	2.18	%(1)	2.21%	2.21%	2.20%	2.11%	2.10	%(1)	2.01%
Ratio of net investment loss to average net assets	-0.96	%(1)	-0.64%	-0.54%	-0.45%	-0.85%	-0.96	%(1)	-0.95%
Portfolio turnover rate	30%		51%	49%	41%	27%	15%		48%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights
      CORE INVESTMENT FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	200	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$5.78	$5.22	$4.69	$4.96	$6.27	$7.09	$8.13

Income (loss) from investment operations:
Net investment income	0.03	0.06	0.04	0.04	0.03	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.36	0.54	0.53	(0.27)	(1.05)	(0.81)	0.77

Total from investment operations	0.39	0.60	0.57	(0.23)	(1.02)	(0.80)	0.80

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.04)	(0.04)	(0.03)	(0.02)	(0.02)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00)	(0.26)	(0.00)	(1.82)

Total distributions	(0.02)	(0.04)	(0.04)	(0.04)	(0.29)	(0.02)	(1.84)

Net asset value, end of period	$6.15	$5.78	$5.22	$4.69	$4.96	$6.27	$7.09

Total return	6.69%	11.50%	12.28%	-4.52%	-16.78%	-11.33%	9.88%
Net assets, end of period (in millions)	$42	$61	$115	$107	$132	$176	$210
Ratio of expenses to average net assets	0.82	%(1)	0.80%	0.80%	0.80%	0.77%	0.74	%(1)	0.74%
Ratio of net investment income to average net assets	0.37	%(1)	0.73%	0.85%	0.94%	0.48%	0.38	%(1)	0.33%
Portfolio turnover rate	30%	51%	49%	41%	27%	15%	48%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY FUND

Portfolio Highlights

On December 31, 2005, Waddell & Reed Advisors Science and Technology Fund had net assets totaling $2,502,367,801 invested in a diversified portfolio of:

79.68%	Domestic Common Stocks
15.76%	Foreign Common Stocks
4.56%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on December 31, 2005, your Fund owned:

Health Care Stocks	$30.74
Technology Stocks	$26.67
Multi-Industry Stocks	$17.51
Business Equipment and Services Stocks	$12.94
Cash and Cash Equivalents	$4.56
Miscellaneous Stocks	$4.48
Consumer Goods Stocks	$3.10

The Investments of Science and Technology Fund
December 31, 2005
COMMON STOCKS	Shares	Value

Broadcasting - 1.49%
XM Satellite Radio Holdings Inc., Class A*	1,372,750	$37,441,756

Business Equipment and Services - 9.12%
CheckFree Corporation*	1,447,600	66,423,126
Euronet Worldwide, Inc.*	1,956,950	54,412,995
Headwaters Incorporated*	1,312,400	46,511,456
Satyam Computer Services (Shanghai) Co., Ltd.	1,662,000	60,812,580
		228,160,157
Communications Equipment - 1.12%
Nokia Corporation, Series A, ADR	1,535,600	28,101,480

Computers - Peripherals - 14.68%
Adobe Systems Incorporated	1,498,300	55,354,693
Aspen Technology, Inc.*	2,502,715	19,671,340
Autodesk, Inc.	741,400	31,832,009
Microsoft Corporation	2,782,400	72,662,376
Oracle Corporation*	3,274,800	39,968,934
Red Hat, Inc.*	2,281,500	62,170,875
Symbol Technologies, Inc.	6,683,579	85,683,483
		367,343,710
Consumer Electronics - 1.14%
Garmin Ltd.	430,500	28,479,727

Defense - 1.21%
ESCO Technologies Inc.*	684,600	30,457,854

Electronic Components - 7.94%
Cypress Semiconductor Corporation*	2,313,300	32,964,525
Micron Technology, Inc.*	3,877,100	51,604,201
Samsung Electronics Co., Ltd. (A)	175,000	114,087,154
		198,655,880
Electronic Instruments - 1.72%
ASML Holding N.V., Ordinary Shares*	1,331,600	26,705,238
Mattson Technology, Inc.*	1,621,300	16,294,065
		42,999,303
Food and Related - 1.96%
Archer Daniels Midland Company	1,989,800	49,068,468

Health Care - Drugs - 6.05%
Endo Pharmaceuticals Holdings Inc.*	525,000	15,873,375
Genzyme Corporation*	1,085,300	76,719,857
Neurocrine Biosciences, Inc.*	937,400	58,789,041
		151,382,273
Health Care - General - 3.03%
Advanced Medical Optics, Inc.*	1,260,900	52,705,620
Boston Scientific Corporation*	943,400	23,103,866
		75,809,486
Hospital Supply and Management - 21.66%
Cerner Corporation*	2,204,640	200,269,498
Triad Hospitals, Inc.*	2,398,700	94,101,001
UnitedHealth Group Incorporated	1,090,000	67,732,600
WellCare Health Plans, Inc.*	2,691,100	109,931,435
WellPoint, Inc.*	876,400	69,927,956
		541,962,490
Multiple Industry - 17.51%
Cogent, Inc.*	900,800	20,394,112
Global Cash Access, Inc.*	805,400	11,750,786
Google Inc., Class A*	228,300	94,722,812
PRA International*	934,000	26,278,090
PortalPlayer, Inc.*	1,433,100	40,499,406
Research In Motion Limited*	1,874,000	123,693,370
Spansion Inc., Class A*	1,724,000	24,136,000
Technology Investment Capital Corp.	398,400	6,031,776
Telvent GIT, S.A.*	1,139,900	12,573,097
VeriFone Holdings, Inc.*	1,137,600	28,781,280
Volterra Semiconductor Corporation*	1,793,677	26,932,060
WorldSpace, Inc., Class A*	1,550,100	22,414,446
		438,207,235
Petroleum - International - 2.02%
Noble Energy, Inc.	1,252,900	50,491,870

Timesharing and Software - 3.82%
Alliance Data Systems Corporation*	2,683,450	95,530,820

Utilities - Electric - 0.48%
Plug Power Inc.*	2,354,400	12,066,300

Utilities - Telephone - 0.49%
ALLTEL Corporation	194,100	12,247,710

TOTAL COMMON STOCKS - 95.44%		$2,388,406,519

(Cost: $1,848,977,708)

SHORT-TERM SECURITIES	Principal Amount in Thousands	Value

Certificates of Deposit - 0.20%
Banks
Wells Fargo Bank, N.A.,
4.33%, 1-12-06	5,000	5,000,000

Commercial Paper
Aircraft - 0.40%
United Technologies Corporation,
4.32%, 1-3-06	10,000	9,997,600

Banks - 0.40%
Bank of America Corporation,
4.27%, 1-25-06	10,000	9,971,533

Beverages - 0.40%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-18-06	10,000	9,979,789

Capital Equipment - 0.80%
John Deere Capital Corporation:
4.34%, 1-6-06	10,000	9,993,972
4.34%, 1-9-06	10,000	9,990,356
		19,984,328
Chemicals - Specialty - 0.57%
Air Products and Chemicals, Inc.,
4.33%, 1-4-06	14,200	14,194,876

Finance Companies - 0.20%
Prudential Funding LLC,
4.28%, 1-11-06	5,000	4,994,056

Food and Related - 0.20%
Sara Lee Corporation,
4.35%, 1-12-06	5,000	4,993,354

Health Care - Drugs - 0.55%
Cloverleaf International Holdings S.A. (Merck & Co., Inc.),
4.25%, 1-9-06	13,856	13,842,914

Household - General Products - 0.59%
Fortune Brands Inc.:
4.3%, 1-3-06	6,794	6,792,377
4.5%, 1-4-06	8,000	7,997,000
		14,789,377
Mining - 0.29%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.3%, 1-20-06	7,300	7,283,433

Publishing - 0.24%
Tribune Co.,
4.41%, 1-25-06	6,000	5,982,360

Total Commercial Paper - 4.64%		116,013,620

Municipal Obligation - Taxable - 0.40%
Georgia
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (Bayerische Landesbank, New York Branch),
4.29%, 1-5-06	10,000	10,000,000

TOTAL SHORT-TERM SECURITIES - 5.24%		$131,013,620

(Cost: $131,013,620)

TOTAL INVESTMENT SECURITIES - 100.68%		$2,519,420,139

(Cost: $1,979,991,328)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.68%)		(17,052,338)

NET ASSETS - 100.00%		$2,502,367,801

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SCIENCE AND TECHNOLOGY FUND
      December 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $1,979,991) (Notes 1 and 3)	$2,519,420
Cash	1
Receivables:
Fund shares sold	2,174
Dividends and interest	89
Prepaid and other assets	50

Total assets	2,521,734

LIABILITIES
Payable to Fund shareholders	10,146
Payable for investment securities purchased	7,709
Accrued shareholder servicing (Note 2)	664
Accrued service fee (Note 2)	518
Accrued management fee (Note 2)	114
Accrued accounting services fee (Note 2)	22
Accrued distribution fee (Note 2)	10
Other	183

Total liabilities	19,366

Total net assets	$2,502,368

NET ASSETS
$1.00 par value capital stock:
Capital stock	$226,388
Additional paid-in capital	1,673,670
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(10,471)
Accumulated undistributed net realized gain on investment transactions	73,352
Net unrealized appreciation in value of investments	539,429

Net assets applicable to outstanding units of capital	$2,502,368

Net asset value per share (net assets divided by shares outstanding):
Class A	$11.10
Class B	$10.05
Class C	$10.08
Class Y	$11.54
Capital shares outstanding:
Class A	215,240
Class B	8,363
Class C	1,380
Class Y	1,405
Capital shares authorized	470,000

See Notes to Financial Statements.

Statement of Operations
      SCIENCE AND TECHNOLOGY FUND
      For the Six Months Ended December 31, 2005
      (In Thousands)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$4,437
Dividends (net of foreign withholding taxes of $155)	2,455

Total income	6,892

Expenses (Note 2):
Investment management fee	10,153
Shareholder servicing:
Class A	2,680
Class B	254
Class C	40
Class Y	12
Service fee:
Class A	2,864
Class B	102
Class C	16
Distribution fee:
Class A	46
Class B	307
Class C	49
Legal fees	187
Accounting services fee	130
Custodian fees	86
Audit fees	17
Other	193

Total expenses	17,136

Net investment loss	(10,244)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	211,924
Realized net gain on written options	1,520
Realized net loss on foreign currency transactions	(118)

Realized net gain on investments	213,326
Unrealized appreciation in value of investments during the period	85,228

Net gain on investments	298,554

Net increase in net assets resulting from operations	$288,310

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SCIENCE AND TECHNOLOGY FUND
      (In Thousands)

	For the six months ended December 31,	For the fiscal year ended June 30,
	2005	2005

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(10,244)	$(18,573)
Realized net gain on investments	213,326	166,501
Unrealized appreciation	85,228	128,496

Net increase in net assets resulting from operations	288,310	276,424

Distributions to shareholders from (Note 1E):(1)
Net investment income:
Class A	(-)	(-)
Class B	(-)	(-)
Class C	(-)	(-)
Class Y	(-)	(-)
Realized gains on investment transactions:
Class A	(212,756)	(-)
Class B	(8,146)	(-)
Class C	(1,334)	(-)
Class Y	(1,419)	(-)

	(223,655)	(-)

Capital share transactions (Note 5)	156,849	(164,439)

Total increase	221,504	111,985
NET ASSETS
Beginning of period	2,280,864	2,168,879

End of period	$2,502,368	$2,280,864

Undistributed net investment loss	$(10,471)	$(109)

(1)See "Financial Highlights" on pages 44 - 47.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$10.80	$9.51	$7.36	$7.30	$9.26	$10.90	$18.43

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(1)	(0.08)	(0.09)	(0.04)	(0.03)	0.01	0.01
Net realized and unrealized gain (loss) on investments	1.43	(1)	1.37	2.24	0.10	(1.76)	(1.64)	(2.37)

Total from investment operations	1.38	1.29	2.15	0.06	(1.79)	(1.63)	(2.36)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.01)	(0.01)	(0.00)
Capital gains	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Total distributions	(1.08)	(0.00)	(0.00)	(0.00)	(0.17)	(0.01)	(5.17)

Net asset value, end of period	$11.10	$10.80	$9.51	$7.36	$7.30	$9.26	$10.90

Total return(2)	12.86%	13.56%	29.21%	0.82%	-19.74%	-14.95%	-13.97%
Net assets, end of period (in millions)	$2,388	$2,179	$2,075	$1,693	$1,912	$2,658	$3,224
Ratio of expenses to average net assets	1.36	%(3)	1.40%	1.42%	1.48%	1.38%	1.32	%(3)	1.21%
Ratio of net investment income (loss) to average net assets	-0.80	%(3)	-0.82%	-1.05%	-0.66%	-0.38%	0.28	%(3)	0.04%
Portfolio turnover rate	52%	96%	125%	90%	70%	52%	80%

(1)Based on average weekly shares outstanding.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$9.93	$8.85	$6.95	$7.00	$9.00	$10.66	$18.37

Income (loss) from investment operations:
Net investment loss	(0.10	)(1)	(0.20)	(0.17)	(0.13)	(0.13)	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	1.30	(1)	1.28	2.07	0.08	(1.71)	(1.62)	(2.41)

Total from investment operations	1.20	1.08	1.90	(0.05)	(1.84)	(1.66)	(2.54)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Total distributions	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Net asset value, end of period	$10.05	$9.93	$8.85	$6.95	$7.00	$9.00	$10.66

Total return	12.17%	12.20%	27.34%	-0.71%	-20.83%	-15.57%	-15.01%
Net assets, end of period (in millions)	$84	$76	$70	$51	$49	$56	$57
Ratio of expenses to average net assets	2.51	%(2)	2.64%	2.76%	3.05%	2.83%	2.69	%(2)	2.45%
Ratio of net investment loss to average net assets	-1.95	%(2)	-2.07%	-2.40%	-2.23%	-1.84%	-1.10	%(2)	-1.00%
Portfolio turnover rate	52%	96%	125%	90%	70%	52%	80%

(1)Based on average weekly shares oustanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$9.96	$8.87	$6.96	$7.01	$9.01	$10.67	$18.38

Income (loss) from investment operations:
Net investment loss	(0.10	)(1)	(0.19)	(0.14)	(0.14)	(0.14)	(0.04)	(0.13)
Net realized and unrealized gain (loss) on investments	1.30	(1)	1.28	2.05	0.09	(1.70)	(1.62)	(2.41)

Total from investment operations	1.20	1.09	1.91	(0.05)	(1.84)	(1.66)	(2.54)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)
Capital gains	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Total distributions	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Net asset value, end of period	$10.08	$9.96	$8.87	$6.96	$7.01	$9.01	$10.67

Total return	12.13%	12.29%	27.44%	-0.71%	-20.80%	-15.56%	-15.01%
Net assets, end of period (in millions)	$14	$12	$11	$7	$7	$9	$9
Ratio of expenses to average net assets	2.50	%(2)	2.62%	2.71%	3.03%	2.80%	2.71	%(2)	2.42%
Ratio of net investment loss to average net assets	-1.94	%(2)	-2.05%	-2.35%	-2.21%	-1.82%	-1.12	%(2)	-1.00%
Portfolio turnover rate	52%	96%	125%	90%	70%	52%	80%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended June 30,	For the fiscal period ended	For the fiscal year ended
12-31-05	2005	2004	2003	2002	6-30-01	12-31-00

Net asset value, beginning of period	$11.18	$9.80	$7.56	$7.47	$9.44	$11.12	$18.65

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(1)	(0.03)	(0.17)	0.16	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.47	(1)	1.41	2.41	(0.07)	(1.84)	(1.66)	(2.38)

Total from investment operations	1.44	1.38	2.24	0.09	(1.79)	(1.65)	(2.36)

Less distributions from:
Net investment income	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)	(0.03)	(0.00)
Capital gains	(1.08)	(0.00)	(0.00)	(0.00)	(0.16)	(0.00)	(5.17)

Total distributions	(1.08)	(0.00)	(0.00)	(0.00)	(0.18)	(0.03)	(5.17)

Net asset value, end of period	$11.54	$11.18	$9.80	$7.56	$7.47	$9.44	$11.12

Total return	12.95%	14.08%	29.63%	1.21%	-19.32%	-14.87%	-13.80%
Net assets, end of period (in millions)	$16	$14	$13	$6	$15	$31	$27
Ratio of expenses to average net assets	1.04	%(2)	1.03%	1.03%	1.03%	1.02%	1.00	%(2)	0.98%
Ratio of net investment income (loss) to average net assets	-0.48	%(2)	-0.47%	-0.70%	-0.19%	-0.01%	0.58	%(2)	0.26%
Portfolio turnover rate	52%	96%	125%	90%	70%	52%	80%

(1)Based on average weekly shares outstanding.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      December 31, 2005

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund (the Funds) are three of those mutual funds and are the only funds included in these financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. In deciding whether to make fair value adjustments, each Fund reviews a variety of factors, including news relating to security specific events, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities. In these cases, the Fund may utilize information from a pricing service to adjust closing market quotations of foreign securities to reflect what it believes to be fair value. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.
C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.
D. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Accumulative Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Core Investment Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $6 Billion	0.550%
	Over $6 Billion	0.500%

Science and Technology Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of each of the Funds. For these services, each Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a per account charge for shareholder servicing for each shareholder account which was in existence at any time during the prior month. The monthly fee is as follows: Accumulative Fund and Science and Technology Fund - $1.5292; Core Investment Fund - $1.5792. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the six-month period ended December 31, 2005, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	Class A	Class B	Class C

Accumulative Fund	$1,322,502	$301	$50,488	$518
Core Investment Fund	2,378,108	126	63,739	1,277
Science and Technology Fund	2,123,087	3,886	53,289	640

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the six-month period ended December 31, 2005, W&R paid the following amounts: Accumulative Fund - $831,378; Core Investment Fund - $1,418,456 and Science and Technology Fund - $1,297,059.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/ or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/ or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

Accumulative Fund, Core Investment Fund and Science and Technology Fund paid Directors' regular compensation of $54,498, $132,088 and $59,644, respectively, which are included in other expenses. Accumulative Fund, Core Investment Fund and Science and Technology Fund pay Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended December 31, 2005, these amounts were $785, $1,619 and $894, respectively,

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended December 31, 2005 are summarized as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Purchases of investment securities, excluding short-term and U.S. government obligations	$384,913,015	$1,150,060,446	$1,140,716,719
Purchases of short-term securities	1,737,293,278	6,741,015,075	7,114,899,918
Purchases of U.S. government obligations	-	-	-
Purchases of options	1,492,205	-	-
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	451,182,324	1,648,485,736	1,326,943,698
Proceeds from maturities and sales of short-term securities	1,789,409,057	6,493,467,241	7,004,941,551
Proceeds from U.S. government obligations	-	-	-
Proceeds from options	2,038,285	-	-

For Federal income tax purposes, cost of investments owned at December 31, 2005 and the related appreciation were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Accumulative Fund	$1,641,327,964	$389,615,435	$42,911,238	$346,704,197
Core Investment Fund	3,134,202,147	1,001,024,343	34,463,239	966,561,104
Science and Technology Fund	1,980,249,573	591,912,737	52,742,171	539,170,566

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended June 30, 2005 and the related capital loss carryover and post-October activity were as follows:

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Net ordinary income	$11,149,266	$18,144,238	$-
Distributed ordinary income	11,625,331	17,196,423	-
Undistributed ordinary income*	592,740	3,647,777	-

Realized long-term capital gains	-	-	84,221,015
Distributed long-term capital gains	-	-	-
Undistributed long-term capital gains*	-	-	84,221,015

Capital loss carryover	37,199,179	-	-

Post-October losses deferred	5,026,456	8,857	3,839

*This entire amount was distributed prior to December 31, 2005.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and net foreign currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Accumulative Fund	Core Investment Fund

June 30, 2008	$20,917,061	$-
June 30, 2009	5,229,265	-
June 30, 2010	4,143,471	-
June 30, 2011	520,457,984	350,804,077
June 30, 2013	37,199,179	-

Total carryover	$587,946,960	$350,804,077

Ivy Growth Fund, one of the mutual funds managed by Waddell & Reed Ivy Investment Company (now known as Ivy Investment Management Company), was merged into Accumulative Fund as of June 16, 2003. At the time of the merger Ivy Growth Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $5,229,265 for each period ending from June 30, 2006 through 2009 and $916,736 for the period ending June 30, 2010 plus any unused limitations from prior years.
NOTE 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the six-month period ended December 31, 2005 are summarized below. Amounts are in thousands.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A	9,720	17,427	8,894
Class B	439	508	368
Class C	385	400	190
Class Y	46	408	189
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	167	748	18,326
Class B	-	-	815
Class C	-	-	132
Class Y	2	24	124
Shares redeemed:
Class A	(23,960)	(55,252)	(13,672)
Class B	(946)	(1,306)	(526)
Class C	(453)	(431)	(135)
Class Y	(187)	(4,017)	(162)

Increase (decrease) in outstanding capital shares	(14,787)	(41,491)	14,543

Value issued from sale of shares:
Class A	$63,820	$104,558	$102,296
Class B	2,758	2,899	3,872
Class C	2,432	2,292	2,002
Class Y	300	2,448	2,249
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,148	4,529	201,769
Class B	-	-	8,120
Class C	-	-	1,325
Class Y	12	145	1,417
Value redeemed:
Class A	(157,659)	(331,551)	(157,320)
Class B	(5,971)	(7,448)	(5,547)
Class C	(2,862)	(2,460)	(1,429)
Class Y	(1,225)	(24,472)	(1,905)

Increase (decrease) in outstanding capital	$(97,247)	$(249,060)	$156,849

Transactions in capital stock for the fiscal year ended June 30, 2005 are summarized below. Amounts are in thousands.

	Accumulative Fund	Core Investment Fund	Science and Technology Fund

Shares issued from sale of shares:
Class A	21,334	35,617	15,972
Class B	1,611	1,794	1,130
Class C	834	836	302
Class Y	166	2,165	400
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,794	2,822	-
Class B	-	-	-
Class C	-	-	-
Class Y	7	91	-
Shares redeemed:
Class A	(61,737)	(142,953)	(32,524)
Class B	(2,656)	(3,419)	(1,387)
Class C	(1,324)	(1,368)	(323)
Class Y	(313)	(13,880)	(491)

Decrease in outstanding capital shares	(40,284)	(118,295)	(16,921)

Value issued from sale of shares:
Class A	$126,719	$195,440	$155,581
Class B	9,188	9,417	10,105
Class C	4,757	4,424	2,728
Class Y	995	11,509	4,112
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	10,874	15,712	-
Class B	-	-	-
Class C	-	-	-
Class Y	44	503	-
Value redeemed:
Class A	(367,140)	(779,968)	(316,719)
Class B	(15,110)	(17,832)	(12,448)
Class C	(7,574)	(7,200)	(2,908)
Class Y	(1,815)	(72,757)	(4,890)

Decrease in outstanding capital	$(239,062)	$(640,752)	$(164,439)

NOTE 6 - Options

Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the written option. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a written put option is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium received.

For Accumulative Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2005	-	$-
Options written	24,920	3,049,959
Options terminated in closing purchase transactions	(15,553)	(2,117,328)
Options exercised	(377)	(106,930)
Options expired	(7,740)	(732,184)

Outstanding at December 31, 2005	1,250	$93,517

For Science and Technology Fund, transactions in written call options were as follows:

	Number of Contracts	Premiums Received

Outstanding at June 30, 2005	-	$-
Options written	7,188	1,519,894
Options terminated in closing purchase transactions	-	-
Options exercised	-	-
Options expired	(7,188)	(1,519,894)

Outstanding at December 31, 2005	-	$-

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund, and Waddell & Reed Advisors Science and Technology Fund (collectively the "Funds"), three of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2005, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Waddell & Reed Advisors Funds, Inc. as of December 31, 2005, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended June 30, 2005, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 10, 2006

Renewal of Investment Management Agreement for
Waddell & Reed Advisors Funds, Inc.

At their August 23 and 24, 2005 meeting, the Directors, including all of the Disinterested Directors, considered and approved the renewal of the existing Management Agreement between WRIMCO and the Corporation with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Core Investment Fund and Waddell & Reed Advisors Science and Technology Fund. The Disinterested Directors of the Funds were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Directors also received and considered a memorandum from their independent legal counsel regarding the Disinterested Directors' responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Directors' evaluation of WRIMCO and the Management Agreement.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request for information to be provided to the Directors in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Directors that included responses to those requests and other information WRIMCO believed was useful in evaluating continuation of the Management Agreement. The Directors also received reports prepared by an independent consultant, Lipper Inc., relating to each Fund's performance and expenses compared to the performance and expenses of a peer group of comparable funds. At the meeting, the Directors received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, W&R) to each Fund. In addition, during the course of the year, WRIMCO had provided information relevant to the Directors' consideration of the continuance of the Management Agreement with respect to each Fund.

Nature, Extent and Quality of Services Provided to the Funds

The Directors considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement and also the overall fairness of the Management Agreement as to each Fund.

The Directors considered WRIMCO's research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Directors also considered WRIMCO's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund, those brokers' and dealers' provision of brokerage and research services to WRIMCO, and the benefits derived by the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Directors also considered the favorable history, reputation, qualification and background of WRIMCO and W&R's extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio

The Directors considered each Fund's performance, both on an absolute basis and in relation to the performance of a peer group of comparable mutual funds, as selected by Lipper. Each Fund's performance was also compared to relevant market indices and to a Lipper index, as applicable.

The Directors considered the management fees and total expenses of each Fund and also considered the Fund's management fees and total expenses in relation to the management fees and total expenses, respectively, of a peer group of comparable mutual funds. The Directors' review also included consideration of each Fund's management fees at various asset levels, which reflected breakpoints in the management fee structure and average account size information. In addition, the Directors considered, for each Fund, the Fund's investment management fees in relation to the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with similar investment objectives, policies and strategies as the Fund (Similar Funds). The Directors also considered, for each Fund, the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with similar investment objectives, policies and strategies as the Fund (Other Accounts).

Additional Considerations with respect to each Fund:

Waddell & Reed Advisors Accumulative Fund

The Directors considered that Waddell & Reed Advisors Accumulative Fund's total return performance was higher than the peer group median and the Lipper index for most periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis and that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was higher than the peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were lower than the asset-weighted average for its peer group.

The Directors also considered that there were no Similar Funds or Other Accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund.

Waddell & Reed Advisors Core Investment Fund

The Directors considered that Waddell & Reed Advisors Core Investment Fund's total return performance was higher than the peer group median and the Lipper index for the one-, five-, seven- and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee and overall expense ratio were higher than the peer group median on an unadjusted basis but that, when adjusted for the Fund's smaller average account size, the Fund's overall expense ratio was lower than its peer group median. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group, except for an asset level at which the Fund's effective management fees were lower.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the management and other services provided.

Waddell & Reed Advisors Science and Technology Fund

The Directors considered that Waddell & Reed Advisors Science and Technology Fund's total return performance was higher than the peer group median and the Lipper index for the one-, three-, five-, seven- and ten-year periods.

The Directors considered the range and average of the management fees and expense ratios of the peer group. They considered that the Fund's management fee was higher than the peer group median but that the overall expense ratio was lower than the peer group median on an unadjusted basis as well as when adjusted for the Fund's smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund's effective management fees at various asset levels were higher than the asset-weighted average for its peer group.

The Directors also considered that the Similar Funds had advisory fee schedules that were the same as the Fund's advisory fee schedule and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Directors considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund's management fee. The Directors recognized that differences in fees paid by the Other Accounts were consistent with the management and other services provided.

Profitability and Economies of Scale

The Directors also considered that each Fund's management fee structure includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to a Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Disinterested Directors considered specific data as to WRIMCO's profit or loss with respect to the Fund for a recent period. The Directors also considered WRIMCO's methodology for determining this data. In addition, the Directors considered the soft dollar arrangements with respect to each Fund's portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to each Fund, the Directors considered the best interests of the Fund and the overall fairness of the proposed Management Agreement. The Directors considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

  the performance of the Fund compared with the average performance of a peer group of comparable funds and with relevant indices;
  the Fund's investment management fees and total expenses compared with the management fees and total expenses of a peer group of comparable funds;
  the existence or appropriateness of breakpoints in the Fund's management fees;
  the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;
  the other benefits that accrue to WRIMCO as a result of its relationship to the Fund; and
  the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, the Board determined that each Fund's Management Agreement is fair and reasonable and that continuance of the Management Agreement was in the best interests of the Fund. In reaching these determinations, the Board concluded as to each Fund that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; the performance of the Fund was satisfactory; it retained confidence in WRIMCO's overall ability to manage the Fund; and the management fee paid to WRIMCO was reasonable in light of comparative management fee information, the breakpoints in the proposed management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1022SA (12-05)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

 Date: March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

 Date: March 6, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

 Date: March 6, 2006